SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Tax rate on taxable income	25.00%
Value Added Tax Rate	17.00%
Cash, uninsured amount	$ 11,871,674	$ 1,112,056